UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

American Funds Target Date Retirement SeriesSM

First report to shareholders, for the period ended April 30, 2007

American Funds Target Date Retirement Series seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are total returns on a $1,000 investment for the period ended March 31, 2007 (the most recent calendar quarter). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the estimated gross expense ratios for the current fiscal year:

Page	Class A shares	Lifetime total return*	Expense ratio†

3	American Funds 2050 Target Date Retirement FundSM	-5.75%	.91%
4	American Funds 2045 Target Date Retirement FundSM	-5.65	.91
5	American Funds 2040 Target Date Retirement FundSM	-5.65	.91
6	American Funds 2035 Target Date Retirement FundSM	-5.65	.91
7	American Funds 2030 Target Date Retirement FundSM	-5.65	.90
8	American Funds 2025 Target Date Retirement FundSM	-5.56	.90
9	American Funds 2020 Target Date Retirement FundSM	-5.56	.89
10	American Funds 2015 Target Date Retirement FundSM	-5.47	.89
11	American Funds 2010 Target Date Retirement FundSM	-5.47	.88

*Since February 1, 2007.
† The total annual fund operating expense ratio does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower. The expense ratio is based on estimated amounts for the current fiscal year and includes the expenses of the underlying funds in which the fund invests.

In addition to waiving its management fee, the series’ investment adviser has reimbursed certain expenses. Fund results shown reflect the application of the waiver and reimbursement. Fund results would have been lower without the waiver and reimbursement. Please see the Financial Highlights table on pages 24 to 26 for details.

Most investments carry some degree of risk. For example, equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) involves certain risks, such as currency fluctuations, as does investing in smaller companies, as more fully described in the prospectus. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios.

Fellow shareholders:

This is the first report to shareholders of the American Funds Target Date Retirement Series. Each fund is designed to provide investors with a single diversified retirement investment aligned most closely to their anticipated retirement date.

Over time, the blend of each fund will be automatically adjusted to reflect a compatible level of risk: As a retirement date approaches, and passes, allocations to growth-oriented stocks will be reduced in favor of more income-focused strategies. These include higher yielding stocks, as well as bonds, which tend to generate steady income and whose prices fluctuate less dramatically. (Current fund allocations can be found in the section following this letter.)

There are other types of risk as well, of course, including the risk of falling short of one’s investment goals. With life expectancies extending, most of us can expect to be retired for longer than ever — perhaps 20 or 30 years. That means we all need to be concerned about preserving our capital base and generating income that stays well ahead of inflation. Based on our belief that even retirees are long-term investors, we intend to maintain an appropriate degree of equity participation throughout the lifetime of the funds.

The nine target date funds were launched on February 1, 2007. Although the series is new, the American Funds rest on a foundation of solid experience. American Funds has achieved its record of consistent results through an approach that relies on a long-term investment perspective, intensive global research, and a multiple portfolio counselor system that brings to bear the extensive experience of a large group of investment professionals.

We wish to welcome all of you to this new series. You are part of a diverse collective of individuals and employers who have turned to a consolidated option to balance their needs for growth and stability over time. In the months and years ahead, we look forward to reporting our progress in helping you meet your retirement goals.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Michael J. Downer

Michael J. Downer
President

June 13, 2007

For current information about the series, visit americanfunds.com.

[Begin Sidebar]
Target date funds Class A share results at a glance

Lifetime total returns for the period February 1, 2007, to April 30, 2007, with all distributions reinvested

2050	2045	2040	2035	2030	2025	2020	2015	2010	Standard & Poor's 500 Composite	MSCI EAFE	Lehman Brothers Aggregate Bond
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Index*	Index*	Index*

+3.7%	+3.7%	+3.8%	+3.9%	+3.8%	+3.8%	+3.7%	+3.5%	+3.5%	+3.0%	+6.7%	+2.1%

*Market indexes are unmanaged and their results reflect the effect of reinvested distributions, but not sales charges, commissions or expenses.
[End Sidebar]

Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for return and stability. Each of the nine target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation in growth stocks will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented investment strategies.

The chart below shows the anticipated time frames for shifts in each target date fund. As you can see, even into retirement a fairly substantial portion will remain invested in growth and growth-and-income funds, which concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own
Each of the target date funds is diversified among a blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The section beginning opposite this page shows a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner.

[begin bar chart]
Target Date Portfolio	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth	40	40	40	40	40	40	35	25	20	10	5
Growth & Income	45	45	45	45	40	35	35	35	35	30	30	25	20	10	5
Equity Income / Balanced	10	10	10	10	15	20	20	20	20	25	25	30	30	35	35	40
Bonds	5	5	5	5	5	5	10	20	25	35	40	45	50	55	60	60

	2050	2045	2040	2035	2030	2025	2020	2015	2010	Retire	5	10	15	20	25	30
Growth	40	40	40	40	40	40	35	25	20	10	5	0	0	0	0	0
AMCAP - (CRGI)	7	7	7	7	7	7	6	5	4	3	1
EUPAC - (Split)	4	4	4	4	4	4	4	3	3
GFA - (Split)	7	7	7	7	7	7	6	5	4	3	1
NEF - (CRGI)	4	4	4	4	4	4	3
NPF - (CWI)	7	7	7	7	7	7	7	6	5	4	3
NWF - (Split)	4	4	4	4	4	4	3	2	2
SCWF - (Split)	7	7	7	7	7	7	6	4	2
	40	40	40	40	40	40	35	25	20	10	5	0	0	0	0	0

Growth & Income	45	45	45	45	40	35	35	35	35	30	30	25	20	10	5	0
AMF - (CRGI)	5	5	5	5	5	5	5	5	7	7	7	6	5	4	3
WGI - (CRGI)	10	10	10	10	9	7	7	7	7	6	6	5	4	2
FI - (CWI)	10	10	10	10	8	7	7	7	7	5	5	4	3
ICA - (CRGI)	10	10	10	10	9	8	8	8	7	6	6	5	4	2	1
WMIF - (CWI)	10	10	10	10	9	8	8	8	7	6	6	5	4	2	1
	45	45	45	45	40	35	35	35	35	30	30	25	20	10	5	0

Equity-Income / Balanced	10	10	10	10	15	20	20	20	20	25	25	30	30	35	35	40
CIB - (CRGI)	3	3	3	3	5	6	6	6	6	9	9	12	12	15	15	18
IFA - (CWI)	3	3	3	3	5	6	6	6	6	9	9	12	12	15	15	18
AMBAL - (CWI)	4	4	4	4	5	8	8	8	8	7	7	6	6	5	5	4
	10	10	10	10	15	20	20	20	20	25	25	30	30	35	35	40

Bond	5	5	5	5	5	5	10	20	25	35	40	45	50	55	60	60
AHIT									5	10	10	5
BFA								5	10	15	15	10	10	10	10	10
WBF								5	5	10	5	5
IBFA											10	20	25	25	25	25
STBF												5	15	20	25	25
GVT	5	5	5	5	5	5	10	10	5
	5	5	5	5	5	5	10	20	25	35	40	45	50	55	60	60

CRGI	50.0	50.0	50.0	50.0	50.0	48.0	44.5	38.0	36.5	32.5	29.5	28.0	25.0	23.0	19.0	18.0
CWI	45.0	45.0	45.0	45.0	45.0	47.0	45.5	42.0	38.5	32.5	30.5	27.0	25.0	22.0	21.0	22.0
Bond Funds	5.0	5.0	5.0	5.0	5.0	5.0	10.0	20.0	25.0	35.0	40.0	45.0	50.0	55.0	60.0	60.0

CRGI (CIB equity)	49.4	49.4	49.4	49.4	49.0	46.8	43.3	36.8	35.3	30.7	27.7	25.6	22.6	20.0	16.0	14.4
CWI (AMBAL and IFA equity)	43.1	43.1	43.1	43.1	42.3	43.1	41.6	38.1	34.6	28.2	26.2	22.2	20.2	16.8	15.8	16.3
Bond Funds (Plus AMBAL, IFA, CIB bonds)	7.6	7.6	7.6	7.6	8.8	10.1	15.1	25.1	30.1	41.2	46.2	52.2	57.2	63.3	68.3	69.3

* 10-year average bond for AMBAL = 30%, IFA = 25%, CIB = 20%)
[end bar chart]

The benefits of an experienced investment manager
American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee will continually monitor the underlying fund allocations in each target date fund, and if necessary, make changes in response to market conditions.

The series provides another, singular benefit: the time-tested investment philosophy of one of the nation’s largest mutual fund families. The American Funds philosophy is characterized by a long-term investment perspective, intensive company research, a multiple portfolio counselor system and a commitment to keeping management fees as low as possible.

American Funds 2050 Target Date Retirement Fund
unaudited
Investment portfolio, April 30, 2007

[begin pie chart]
Growth funds	40.0
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
[end pie chart]

		Market	Percent
		value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	25,720	$544	7.0%
EuroPacific Growth Fund, Class R-5	6,227	311	4.0
The Growth Fund of America, Inc., Class R-5	15,704	544	7.0
The New Economy Fund, Class R-5	11,019	311	4.0
New Perspective Fund, Inc., Class R-5	16,085	544	7.0
New World Fund, Inc., Class R-5	5,895	310	4.0
SMALLCAP World Fund, Inc., Class R-5	12,645	544	7.0
		3,108	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	12,607	389	5.0
Capital World Growth and Income Fund, Inc., Class R-5	17,381	777	10.0
Fundamental Investors, Inc., Class R-5	18,191	777	10.0
The Investment Company of America, Class R-5	22,204	777	10.0
Washington Mutual Investors Fund, Inc., Class R-5	21,262	777	10.0
		3,497	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	15,852	311	4.0
Capital Income Builder, Inc., Class R-5	3,640	233	3.0
The Income Fund of America, Inc., Class R-5	10,992	233	3.0
		777	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	28,997	389	5.0

Total investment securities (cost: $7,592,000)		7,771	100.0
Other assets less liabilities		(3)	0.0

Net assets		$7,768	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
unaudited

Investment portfolio, April 30, 2007

[begin pie chart]
Growth funds	40.0
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
[end pie chart]

		Market	Percent
		value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	10,043	$213	7.0%
EuroPacific Growth Fund, Class R-5	2,432	121	4.0
The Growth Fund of America, Inc., Class R-5	6,132	213	7.0
The New Economy Fund, Class R-5	4,303	121	4.0
New Perspective Fund, Inc., Class R-5	6,281	212	7.0
New World Fund, Inc., Class R-5	2,302	121	4.0
SMALLCAP World Fund, Inc., Class R-5	4,938	213	7.0
		1,214	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	4,923	152	5.0
Capital World Growth and Income Fund, Inc., Class R-5	6,787	303	10.0
Fundamental Investors, Inc., Class R-5	7,103	303	10.0
The Investment Company of America, Class R-5	8,670	304	10.0
Washington Mutual Investors Fund, Inc., Class R-5	8,302	304	10.0
		1,366	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	6,190	121	4.0
Capital Income Builder, Inc., Class R-5	1,422	91	3.0
The Income Fund of America, Inc., Class R-5	4,292	91	3.0
		303	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	11,323	152	5.0

Total investment securities (cost: $2,966,000)		3,035	100.0
Other assets less liabilities		(1)	0.0

Net assets		$3,034	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
unaudited

Investment portfolio, April 30, 2007

[begin pie chart]
Growth funds	40.0
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
[end pie chart]

		Market	Percent
		value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	31,217	$660	7.0%
EuroPacific Growth Fund, Class R-5	7,558	378	4.0
The Growth Fund of America, Inc., Class R-5	19,060	660	7.0
The New Economy Fund, Class R-5	13,374	378	4.0
New Perspective Fund, Inc., Class R-5	19,522	660	7.0
New World Fund, Inc., Class R-5	7,155	377	4.0
SMALLCAP World Fund, Inc., Class R-5	15,347	660	7.0
		3,773	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	15,302	472	5.0
Capital World Growth and Income Fund, Inc., Class R-5	21,096	943	10.0
Fundamental Investors, Inc., Class R-5	22,079	943	10.0
The Investment Company of America, Class R-5	26,948	943	10.0
Washington Mutual Investors Fund, Inc., Class R-5	25,806	943	10.0
		4,244	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	19,239	377	4.0
Capital Income Builder, Inc., Class R-5	4,418	283	3.0
The Income Fund of America, Inc., Class R-5	13,341	283	3.0
		943	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	35,194	472	5.0

Total investment securities (cost: $9,189,000)		9,432	100.0
Other assets less liabilities		(4)	.0

Net assets		$9,428	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
unaudited
Investment portfolio, April 30, 2007

[begin pie chart]
Growth funds	40.0
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
[end pie chart]

		Market	Percent
		value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	44,731	$946	7.0
EuroPacific Growth Fund, Class R-5	10,830	540	4.0
The Growth Fund of America, Inc., Class R-5	27,311	946	7.0
The New Economy Fund, Class R-5	19,164	541	4.0
New Perspective Fund, Inc., Class R-5	27,974	946	7.0
New World Fund, Inc., Class R-5	10,252	541	4.0
SMALLCAP World Fund, Inc., Class R-5	21,991	946	7.0
		5,406	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	21,926	676	5.0
Capital World Growth and Income Fund, Inc., Class R-5	30,229	1,351	10.0
Fundamental Investors, Inc., Class R-5	31,637	1,351	10.0
The Investment Company of America, Class R-5	38,615	1,352	10.0
Washington Mutual Investors Fund, Inc., Class R-5	36,978	1,352	10.0
		6,082	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	27,568	541	4.0
Capital Income Builder, Inc., Class R-5	6,331	406	3.0
The Income Fund of America, Inc., Class R-5	19,116	405	3.0
		1,352	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	50,430	676	5.0

Total investment securities (cost: $13,238,000)		13,516	100.0
Other assets less liabilities		(3)	.0

Net assets		$13,513	100.0

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
unaudited
Investment portfolio, April 30, 2007

[begin pie chart]
Growth funds	40.0
Growth-and-income funds	40.0
Equity-income and Balanced funds	15.0
Bond funds	5.0
[end pie chart]

	Shares	Market	Percent
		value	of net
Fund investments		(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	68,507	$1,449	7.0
EuroPacific Growth Fund, Class R-5	16,586	828	4.0
The Growth Fund of America, Inc., Class R-5	41,828	1,449	7.0
The New Economy Fund, Class R-5	29,350	828	4.0
New Perspective Fund, Inc., Class R-5	42,842	1,449	7.0
New World Fund, Inc., Class R-5	15,702	828	4.0
SMALLCAP World Fund, Inc., Class R-5	33,680	1,449	7.0
		8,280	40.0

Growth-and-income funds - 40.0%
American Mutual Fund, Inc., Class R-5	33,580	1,035	5.0
Capital World Growth and Income Fund, Inc., Class R-5	41,666	1,862	9.0
Fundamental Investors, Inc., Class R-5	38,762	1,656	8.0
The Investment Company of America, Class R-5	53,226	1,863	9.0
Washington Mutual Investors Fund, Inc., Class R-5	50,969	1,863	9.0
		8,279	40.0

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Inc., Class R-5	52,777	1,035	5.0
Capital Income Builder, Inc., Class R-5	16,161	1,035	5.0
The Income Fund of America, Inc., Class R-5	48,795	1,035	5.0
		3,105	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	77,235	1,035	5.0

Total investment securities (cost: $20,184,000)		20,699	100.0
Other assets less liabilities		-	.0

Net assets		$20,699	100.0

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
unaudited
Investment portfolio, April 30, 2007

[begin pie chart]
Growth funds	40.0
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	5.0
[end pie chart]

		Market	Percent
		value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	87,761	$1,856	7.0
EuroPacific Growth Fund, Class R-5	21,247	1,061	4.0
The Growth Fund of America, Inc., Class R-5	53,584	1,856	7.0
The New Economy Fund, Class R-5	37,599	1,061	4.0
New Perspective Fund, Inc., Class R-5	54,883	1,856	7.0
New World Fund, Inc., Class R-5	20,115	1,061	4.0
SMALLCAP World Fund, Inc., Class R-5	43,146	1,856	7.0
		10,607	40.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	43,018	1,326	5.0
Capital World Growth and Income Fund, Inc., Class R-5	41,515	1,856	7.0
Fundamental Investors, Inc., Class R-5	43,449	1,856	7.0
The Investment Company of America, Class R-5	60,609	2,122	8.0
Washington Mutual Investors Fund, Inc., Class R-5	58,039	2,121	8.0
		9,281	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	108,175	2,121	8.0
Capital Income Builder, Inc., Class R-5	24,844	1,591	6.0
The Income Fund of America, Inc., Class R-5	75,011	1,591	6.0
		5,303	20.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	98,942	1,326	5.0

Total investment securities (cost: $25,907,000)		26,517	100.0
Other assets less liabilities		(11)	.0

Net assets		$26,506	100.0

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
unaudited
Investment portfolio, April 30, 2007

[begin pie chart]
Growth funds	35.0
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	10.0
[end pie chart]

		Market	Percent
		value	of net
Fund investments	Shares	(000)	assets

Growth funds - 35.0%
AMCAP Fund, Inc., Class R-5	116,613	$2,466	6.0%
EuroPacific Growth Fund, Class R-5	32,937	1,644	4.0
The Growth Fund of America, Inc., Class R-5	71,200	2,466	6.0
The New Economy Fund, Class R-5	43,714	1,234	3.0
New Perspective Fund, Inc., Class R-5	85,080	2,877	7.0
New World Fund, Inc., Class R-5	23,387	1,234	3.0
SMALLCAP World Fund, Inc., Class R-5	57,330	2,466	6.0
		14,387	35.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	66,687	2,055	5.0
Capital World Growth and Income Fund, Inc., Class R-5	64,357	2,877	7.0
Fundamental Investors, Inc., Class R-5	67,355	2,877	7.0
The Investment Company of America, Class R-5	93,956	3,289	8.0
Washington Mutual Investors Fund, Inc., Class R-5	89,972	3,289	8.0
		14,387	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	167,694	3,289	8.0
Capital Income Builder, Inc., Class R-5	38,513	2,466	6.0
The Income Fund of America, Inc., Class R-5	116,283	2,466	6.0
		8,221	20.0

Bond funds - 10.0%
U.S. Government Securities Fund, Class R-5	306,761	4,111	10.0

Total investment securities (cost: $40,148,000)		41,106	100.0
Other assets less liabilities		3.0

Net assets		$41,109	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
unaudited
Investment portfolio, April 30, 2007

[begin pie chart]
Growth funds	25.0
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	20.0
[end pie chart]

		Market	Percent
		value	of net
Fund investments	Shares	(000)	assets

Growth funds - 25.0%
AMCAP Fund, Inc., Class R-5	87,590	$1,852	5.0%
EuroPacific Growth Fund, Class R-5	22,266	1,111	3.0
The Growth Fund of America, Inc., Class R-5	53,480	1,853	5.0
New Perspective Fund, Inc., Class R-5	65,732	2,223	6.0
New World Fund, Inc., Class R-5	14,053	741	2.0
SMALLCAP World Fund, Inc., Class R-5	34,450	1,482	4.0
		9,262	25.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	60,108	1,852	5.0
Capital World Growth and Income Fund, Inc., Class R-5	58,008	2,594	7.0
Fundamental Investors, Inc., Class R-5	60,710	2,594	7.0
The Investment Company of America, Class R-5	84,687	2,964	8.0
Washington Mutual Investors Fund, Inc., Class R-5	81,096	2,964	8.0
		12,968	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	151,150	2,964	8.0
Capital Income Builder, Inc., Class R-5	34,713	2,223	6.0
The Income Fund of America, Inc., Class R-5	104,811	2,223	6.0
		7,410	20.0

Bond funds - 20.0%
The Bond Fund of America, Inc., Class R-5	137,940	1,852	5.0
Capital World Bond Fund, Inc., Class R-5	93,894	1,853	5.0
U.S. Government Securities Fund, Class R-5	276,498	3,705	10.0
		7,410	20.0

Total investment securities (cost: $36,220,000)		37,050	100.0
Other assets less liabilities		2.0

Net assets		$37,052	100.0%

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
unaudited
Investment portfolio, April 30, 2007

[begin pie chart]
Growth funds	19.9
Growth-and-income funds	34.8
Equity-income and Balanced funds	19.9
Bond funds	24.9
Other assets less liabilities	.5
[end pie chart]

		Market	Percent
		value	of net
Fund investments	Shares	(000)	assets

Growth funds - 19.9%
AMCAP Fund, Inc., Class R-5	76,740	$1,623	4.0%
EuroPacific Growth Fund, Class R-5	24,385	1,217	3.0
The Growth Fund of America, Inc., Class R-5	46,854	1,623	4.0
New Perspective Fund, Inc., Class R-5	59,988	2,029	4.9
New World Fund, Inc., Class R-5	15,390	811	2.0
SMALLCAP World Fund, Inc., Class R-5	18,864	812	2.0
		8,115	19.9

Growth-and-income funds - 34.8%
American Mutual Fund, Inc., Class R-5	92,158	2,841	7.0
Capital World Growth and Income Fund, Inc., Class R-5	63,528	2,841	7.0
Fundamental Investors, Inc., Class R-5	66,487	2,840	7.0
The Investment Company of America, Class R-5	81,152	2,840	6.9
Washington Mutual Investors Fund, Inc., Class R-5	77,711	2,840	6.9
		14,202	34.8

Equity-income and Balanced funds - 19.9%
American Balanced Fund, Inc., Class R-5	165,532	3,246	7.9
Capital Income Builder, Inc., Class R-5	38,016	2,435	6.0
The Income Fund of America, Inc., Class R-5	114,784	2,434	6.0
		8,115	19.9

Bond funds - 24.9%
American High-Income Trust, Class R-5	158,500	2,029	5.0
The Bond Fund of America, Inc., Class R-5	302,130	4,057	9.9
Capital World Bond Fund, Inc., Class R-5	102,828	2,029	5.0
U.S. Government Securities Fund, Class R-5	151,403	2,029	5.0
		10,144	24.9

Total investment securities (cost: $39,712,000)		40,576	99.5
Other assets less liabilities		189.5

Net assets		$40,765	100.0%

See Notes to Financial Statements

Financial statements

unaudited

Statements of assets and liabilities															(dollars and shares in thousands, except per-share amounts									)
at April 30, 2007
	2050 Fund			2045 Fund			2040 Fund			2035 Fund			2030 Fund	2025 Fund			2020 Fund			2015 Fund			2010 Fund

Assets:
Investment securities at market	$7,771			$3,035			$9,432			$13,516			$20,699	$26,517			$41,106			$37,050			$40,576
Cash	52			132			109			374			502	1,164			963			628			873
Receivables for:
Sales of fund's shares	447			194			428			1,578			1,059	1,659			4,342			1,127			1,864
Dividends	2			1			3			3			8	11			24			24			31
Other assets	5			4			5			5			7	8			11			9			10
Total assets	8,277			3,366			9,977			15,476			22,275	29,359			46,446			38,838			43,354

Liabilities:
Payables for:
Purchases of investments	495			327			539			1,952			1,539	2,827			5,315			1,764			2,519
Repurchases of fund's shares	5			-	(*	)	-	(*	)	1			25	-	(*	)	-	(*	)	1			43
Services provided by affiliates	2			1			3			4			6	8			12			11			11
Deferred directors' compensation	-	(*	)	-	(*	)	-	(*	)	1			1	1			2			2			2
Other	7			4			7			5			5	17			8			8			14
Total liabilities	509			332			549			1,963			1,576	2,853			5,337			1,786			2,589
Net assets at April 30, 2007	$7,768			$3,034			$9,428			$13,513			$20,699	$26,506			$41,109			$37,052			$40,765

Net assets consist of:
Capital paid in on shares of capital stock	$7,586			$2,964			$9,177			$13,230			$20,170	$25,881			$40,118			$36,172			$39,841
Undistributed net investment income	3			1			4			5			13	15			33			50			59
Undistributed net realized gain	-	(*	)	-	(*	)	4			-	(*	)	1	-	(*	)	-	(*	)	-	(*	)	1
Net unrealized appreciation	179			69			243			278			515	610			958			830			864
Net assets at April 30, 2007	$7,768			$3,034			$9,428			$13,513			$20,699	$26,506			$41,109			$37,052			$40,765

Investment securities at cost	$7,592			$2,966			$9,189			$13,238			$20,184	$25,907			$40,148			$36,220			$39,712

Total authorized capital stock - 2,000,000,000 shares per fund, $0.001 par value

Class A:
Net assets	$6,063			$2,322			$6,943			$10,277			$14,688	$20,139			$32,331			$30,660			$25,088
Shares outstanding	585			224			669			989			1,415	1,941			3,118			2,962			2,424
Net asset value per share	$10.37			$10.37			$10.38			$10.39			$10.38	$10.38			$10.37			$10.35			$10.35
Maximum offering price per share	11.00			11.00			11.01			11.02			11.01	11.01			11.00			10.98			10.98
Class R-1:
Net assets	$115			$49			$38			$59			$193	$213			$373			$408			$324
Shares outstanding	11			5			4			6			19	21			36			40			31
Net asset value per share(†)	$10.35			$10.36			$10.36			$10.37			$10.36	$10.36			$10.35			$10.33			$10.33
Class R-2:
Net assets	$626			$430			$762			$2,076			$2,408	$2,045			$3,308			$2,617			$5,183
Shares outstanding	61			42			73			200			232	197			320			253			502
Net asset value per share(†)	$10.35			$10.36			$10.36			$10.37			$10.36	$10.36			$10.35			$10.33			$10.33
Class R-3:
Net assets	$615			$74			$871			$529			$1,532	$2,471			$3,650			$2,492			$1,653
Shares outstanding	59			7			84			51			148	238			352			241			160
Net asset value per share(†)	$10.36			$10.37			$10.37			$10.38			$10.37	$10.37			$10.36			$10.34			$10.34
Class R-4:
Net assets	$334			$149			$654			$507			$1,790	$1,583			$1,430			$780			$2,952
Shares outstanding	32			14			63			49			172	153			138			75			285
Net asset value per share(†)	$10.37			$10.37			$10.38			$10.39			$10.38	$10.37			$10.37			$10.35			$10.35
Class R-5:
Net assets	$15			$10			$160			$65			$88	$55			$17			$95			$5,565
Shares outstanding	1			1			15			6			9	5			2			9			538
Net asset value per share(†)	$10.38			$10.38			$10.39			$10.40			$10.39	$10.38			$10.38			$10.36			$10.36

(*)Amount less than one thousand.
(†)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

unaudited

Statements of operations													(dollars in thousands					)
for the period February 1, 2007(1) to April 30, 2007
	2050 Fund		2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund

Investment income:
Dividend income	$6		$2		$8		$10		$20		$25		$48		$64		$73

Fees and expenses(2):
Investment advisory services	1		-	(3)	1		1		2		2		3		3		4
Distribution services	2		1		3		3		6		8		12		11		10
Administrative services	1		1		1		1		2		2		3		3		3
Registration statement and prospectus	1		-	(3)	1		1		2		2		3		3		4
Directors' compensation	1		1		1		2		3		4		7		7		8
Auditing and legal	1		-	(3)	1		1		1		1		2		2		2
Custodian	10		10		10		10		10		10		10		10		10
State and local taxes	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-		(3)
Other	-	(3)	-	(3)	-	(3)	1		-	(3)	1		1		1		1
Total fees and expenses before reimbursements/waivers	17		13		18		20		26		30		41		40		42
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1		-	(3)	1		1		2		2		3		3		3
Administrative services	1		1		1		1		1		-	(3)	1		1		1
Other	12		11		12		13		16		18		22		22		24
Total fees and expenses after reimbursements/waivers	3		1		4		5		7		10		15		14		14
Net investment income	3		1		4		5		13		15		33		50		59

Net realized gain and unrealized appreciation on investments:
Net realized gain on:
Sales of investments	-	(3)	-		4		-		1		-	(3)	-		-		1
Capital gain distributions received	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-		(3)
Net realized gain	-	(3)	-	(3)	4		-	(3)	1		-	(3)	-	(3)	-	(3)	1
Net unrealized appreciation on investments	179		69		243		278		515		610		958		830		864
Net realized gain and unrealized appreciation on investments	179		69		247		278		516		610		958		830		865
Net increase in net assets resulting from operations	$182		$70		$251		$283		$529		$625		$991		$880		$924

(1)Commencement of operations.
(2)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(3)Amount less than one thousand.

See Notes to Financial Statements

																					unaudited
Statements of changes in net assets																		(dollars in thousands				)
for the period February 1, 2007(*) to April 30, 2007
	2050 Fund			2045 Fund			2040 Fund	2035 Fund			2030 Fund	2025 Fund			2020 Fund			2015 Fund			2010 Fund

Operations:
Net investment income	$3			$1			$4	$5			$13	$15			$33			$50			$59
Net realized gain	-	(†	)	-	(†	)	4	-	(†	)	1	-	(†	)	-	(†	)	-	(†	)	1
Net unrealized appreciation on investments	179			69			243	278			515	610			958			830			864
!Net increase in net assets resulting from operations	182			70			251	283			529	625			991			880			924

Net capital share transactions	7,586			2,964			9,177	13,230			20,170	25,881			40,118			36,172			39,841

Total increase in net assets	7,768			3,034			9,428	13,513			20,699	26,506			41,109			37,052			40,765

Net assets:
Beginning of period	-			-			-	-			-	-			-			-			-
End of period	$7,768			$3,034			$9,428	$13,513			$20,699	$26,506			$41,109			$37,052			$40,765

Undistributed net investment income	$3			$1			$4	$5			$13	$15			$33			$50			$59

(*)Commencement of operations.
(†)Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
  unaudited

1.	Organization and significant accounting policies

Organization - American Funds Target Date Retirement Series SM, Inc. (the "series") was organized on November 6, 2006, as a Maryland corporation. The series is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of nine funds - 2050 Fund, 2045 Fund, 2040 Fund, 2035 Fund, 2030 Fund, 2025 Fund, 2020 Fund, 2015 Fund and 2010 Fund - (the “funds”). On February 1, 2007, each of the funds obtained their initial capitalization through the sale of 1,000 shares each of Class A, R-1, R-2, R-3, R-4 and R-5 capital stock to Capital Research and Management Company (“CRMC”), the series’ investment adviser. The series’ fiscal year ends on October 31.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings.

Each fund in the series offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). Class A shares are subject to an initial sales charge of up to 5.75%. The five retirement plan share classes are sold without any sales charges.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation - The net asset value of each fund in the series is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each funds’ statement of additional information. Generally, the funds and the underlying funds determine their NAV as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security transactions and related investment income - Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses - The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.	Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of April 30, 2007, there were no material differences between book and tax reporting for any of the funds in the series. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As of April 30, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Gross unrealized appreciation on investment securities	$179	$69	$243	$278	$515	$610	$958	$830	$864
Gross unrealized depreciation on investment securities	-	-	-	-	-	-	-	-	-
Net unrealized appreciation on investment securities	179	69	243	278	515	610	958	830	864
Cost of investment securities	7,592	2,966	9,189	13,238	20,184	25,907	40,148	36,220	39,712

3.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company SM ("AFS"), the series’ transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services -The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees.

CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the effective expense ratio that is provided as supplementary information to the Financial Highlights table on page 26.

Reimbursement - In addition to waiving investment advisory fees, CRMC has agreed to reimburse a portion of the fees and expenses of the target date funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations include any reimbursements from CRMC. For the period ending April 30, 2007, the fees and expenses reimbursed by CRMC were as follows (dollars in thousands):

2050 Fund	$12
2045 Fund	11
2040 Fund	12
2035 Fund	13
2030 Fund	16
2025 Fund	18
2020 Fund	22
2015 Fund	22
2010 Fund	24

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The series has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2007, unreimbursed expenses subject to reimbursement were as follows:

2050 Fund	$198
2045 Fund	221
2040 Fund	461
2035 Fund	-
2030 Fund	827
2025 Fund	4,052
2020 Fund	2,510
2015 Fund	7,063
2010 Fund	1,662

Administrative services - The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services, as well as oversight and coordination of third parties providing such services to the target date funds. Each share class of the target date funds, except Class R-5, pays CRMC an annual 0.05% administrative services fee based on average daily net assets. The Class R-5 shares of the target date funds do not pay any administrative services fees.

The underlying American Funds also pay an administrative services fee of 0.10%. The aggregate administrative services fee paid to CRMC for the target date share classes together with their underlying American Funds investments is 0.10% for Class R-5 shares and 0.15% for all other share classes. These fees are included in the effective expense ratio that is provided as supplementary information to the Financial Highlights table on page 26.

CRMC has agreed to pay a portion of the transfer agent fees for some of the retirement plan share classes. The administrative services fees presented include any payments made by CRMC.

Expenses under the agreements described on the previous page for the period ended April 30, 2007, were as follows:

	Administrative services
	Distribution services	CRMC administrative services	Transfer agent services	Transfer agent services reimbursement
2050 Fund
Class A	$1,489	$248	$-	$-
Class R-1	101	5	17	(17)
Class R-2	222	15	424	(347)
Class R-3	194	19	183	(152)
Class R-4	44	9	51	(51)
Class R-5	Not applicable	Not applicable	36	(36)
Total	$2,050	$296	$711	($603)

2045 Fund
Class A	$568	$95	$-	$-
Class R-1	60	3	40	(40)
Class R-2	188	12	412	(347)
Class R-3	25	2	161	(157)
Class R-4	23	5	52	(52)
Class R-5	Not applicable	Not applicable	17	(17)
Total	$864	$117	$682	($613)

2040 Fund
Class A	$1,783	$297	$-	$-
Class R-1	56	3	70	(70)
Class R-2	483	32	454	(287)
Class R-3	308	31	217	(167)
Class R-4	87	17	52	(52)
Class R-5	Not applicable	Not applicable	34	(34)
Total	$2,717	$380	$827	($610)

2035 Fund
Class A	$2,444	$407	$-	$-
Class R-1	64	3	41	(41)
Class R-2	711	47	527	(280)
Class R-3	191	19	176	(145)
Class R-4	64	13	53	(53)
Class R-5	Not applicable	Not applicable	28	(28)
Total	$3,474	$489	$825	($547)

2030 Fund
Class A	$4,279	$713	$-	$-
Class R-1	140	7	61	(61)
Class R-2	819	55	584	(300)
Class R-3	534	53	263	(178)
Class R-4	222	44	51	(51)
Class R-5	Not applicable	Not applicable	28	(28)
Total	$5,994	$872	$987	($618)

2025 Fund
Class A	$4,956	$826	$-	$-
Class R-1	173	8	46	(46)
Class R-2	1,124	75	629	(240)
Class R-3	1,202	120	266	(74)
Class R-4	225	45	63	(63)
Class R-5	Not applicable	Not applicable	27	(27)
Total	$7,680	$1,074	$1,031	($450)

2020 Fund
Class A	$8,580	$1,430	$-	$-
Class R-1	252	12	67	(67)
Class R-2	1,687	112	784	(199)
Class R-3	1,218	122	343	(148)
Class R-4	204	41	74	(74)
Class R-5	Not applicable	Not applicable	28	(28)
Total	$11,941	$1,717	$1,296	($516)

2015 Fund
Class A	$8,612	$1,435	$-	$-
Class R-1	148	7	21	(21)
Class R-2	1,444	96	757	(257)
Class R-3	845	84	241	(106)
Class R-4	212	43	59	(59)
Class R-5	Not applicable	Not applicable	24	(24)
Total	$11,261	$1,665	$1,102	($467)

2010 Fund
Class A	$6,818	$1,136	$-	$-
Class R-1	580	29	34	(34)
Class R-2	2,136	142	1,284	(543)
Class R-3	410	41	355	(290)
Class R-4	469	94	57	(57)
Class R-5	Not applicable	Not applicable	37	(37)
Total	$10,413	$1,442	$1,767	($961)

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation on the accompanying financial statements consists of only current fees paid in cash.

Affiliated officers and directors - Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

4.	Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

For the period February 1, 2007(1) to April 30, 2007

	2050 Fund				2045 Fund				2040 Fund				2035 Fund				2030 Fund
	Amount		Shares		Amount		Shares		Amount		Shares		Amount		Shares		Amount		Shares
Share class
Class A
Sales(2)	$5,979		591		$2,374		235		$6,785		672		$10,089		994		$14,700		1,460
Repurchases(2)	(67)		(6)		(109)		(11)		(34)		(3)		(51)		(5)		(445)		(45)
Total Class A transactions	5,912		585		2,265		224		6,751		669		10,038		989		14,255		1,415
Class R-1
Sales(2)	111		11		47		5		37		4		57		6		189		19
Repurchases(2)	-		-		-		-		-		-		-		-		-		-
Total Class R-1 transactions	111		11		47		5		37		4		57		6		189		19
Class R-2
Sales(2)	621		61		422		42		758		75		2,058		200		2,386		232
Repurchases(2)	(4)		-		-	(3)	-	(3)	(17)		(2)		(2)		-	(3)	-	(3)	-
Total Class R-2 transactions	617		61		422		42		741		73		2,056		200		2,386		232
Class R-3
Sales(2)	603		59		74		7		845		84		517		51		1,573		156
Repurchases(2)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	(83)		(8)
Total Class R-3 transactions	603		59		74		7		845		84		517		51		1,490		148
Class R-4
Sales(2)	328		32		146		14		646		63		499		49		1,764		172
Repurchases(2)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-
Total Class R-4 transactions	328		32		146		14		646		63		499		49		1,764		172
Class R-5
Sales(2)	`		1		10		1		157		15		63		6		86		9
Repurchases(2)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-
Total Class R-5 transactions	15		1		10		1		157		15		63		6		86		9

Total net increase	$7,586		749		$2,964		293		$9,177		908		$13,230		1,301		$20,170		1,995

(1)Commencement of operations.
(2)Includes exchanges between share classes of the fund.
(3)Amount less than one thousand.

For the period February 1, 2007(1) to April 30, 2007

	2025 Fund				2020 Fund				2015 Fund				2010 Fund
	Amount		Shares		Amount		Shares		Amount		Shares		Amount		Shares
Share class
Class A
Sales(2)	$21,265		2,103		$31,687		3,133		$29,983		2,969		$25,184		2,491
Repurchases(2)	(1,614)		(162)		(149)		(15)		(72)		(7)		(686)		(67)
Total Class A transactions	19,651		1,941		31,538		3,118		29,911		2,962		24,498		2,424
Class R-1
Sales(2)	208		21		365		36		406		40		466		47
Repurchases(2)	-		-		-		-		-		-		(161)		(16)
Total Class R-1 transactions	208		21		365		36		406		40		305		31
Class R-2
Sales(2)	2,024		200		3,234		320		2,564		253		5,114		502
Repurchases(2)	(3(25))		(3)		-	(3)	-	(3)	(1)		-	(3)	(2)		-	(3)
Total Class R-2 transactions	1,999		197		3,234		320		2,563		253		5,112		502
Class R-3
Sales(2)	2,409		238		3,582		354		2,439		241		1,641		161
Repurchases(2)	-	(3)	-	(3)	(24)		(2)		-	(3)	-	(3)	(10)		(1)
Total Class R-3 transactions	2,409		238		3,558		352		2,439		241		1,631		160
Class R-4
Sales(2)	1,560		153		1,406		138		759		75		2,901		285
Repurchases(2)	(3(1))		-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	(1)		-	(3)
Total Class R-4 transactions	1,559		153		1,406		138		759		75		2,900		285
Class R-5
Sales(2)	59		5		17		2		94		9		5,395		538
Repurchases(2)	(3(4))		-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)
Total Class R-5 transactions	55		5		17		2		94		9		5,395		538

Total net increase	$25,881		2,555		$40,118		3,966		$36,172		3,580		$39,841		3,940

(1)Commencement of operations.
(2)Includes exchanges between share classes of the fund.
(3)Amount less than one thousand.

5.	Investment transactions and other disclosures

The funds made purchases and sales of investment securities during the period ended April 30, 2007, as follows (dollars in thousands):

	Purchases	Sales
2050 Fund	$7,593	$1
2045 Fund	2,966	-
2040 Fund	9,294	110
2035 Fund	13,238	-
2030 Fund	20,228	44
2025 Fund	26,131	224
2020 Fund	40,148	-
2015 Fund	36,220	-
2010 Fund	39,729	18

CRMC has agreed to bear all offering and organizational expenses of the series. The offering costs include state and SEC registration fees. Organizational costs include administrative, legal and printing fees. The total amount of offering and organizational expenses borne by CRMC was $665,000. These expenses are not included in the accompanying financial statements.

Financial highlights(1)
unaudited

		Income from investment operations(2)
Period ended
	Net asset value, beginning of period	Net investment income (loss )		Net gains on securities (both realized and unrealized	)	Total from investment operations	Net asset value, end of period	Total return(3)(4)(5)	Net assets, end of period (in thousands )	Ratio of expenses to average net assets before reimbursements/ waivers(5)(6)	Ratio of expenses to average net assets after reimbursements/ waivers(4)(5)(6)	Ratio of net income (loss) to average net assets(4)(5)
American Funds 2050 Target Date Retirement Fund
Class A:
4/30/2007	$10.00	$.02		$.35		$.37	$10.37	3.70%	$6,063.57%		.09%	.15%
Class R-1:
4/30/2007	10.00	(.01)		.36		.35	10.35	3.50	115.75		.26	(.09)
Class R-2:
4/30/2007	10.00	-	(7)	.35		.35	10.35	3.50	626	1.09	.26	.01
Class R-3:
4/30/2007	10.00	-	(7)	.36		.36	10.36	3.60	615.88		.16	.02
Class R-4:
4/30/2007	10.00	.01		.36		.37	10.37	3.70	334.89		.08	.07
Class R-5:
4/30/2007	10.00	.04		.34		.38	10.38	3.80	15.50		.01	.36

American Funds 2045 Target Date Retirement Fund
Class A:
4/30/2007	$10.00	$.02		$.35		$.37	$10.37	3.70%	$2,322	1.17%	.09%	.16%
Class R-1:
4/30/2007	10.00	-	(7)	.36		.36	10.36	3.60	49	1.17	.26	(.03)
Class R-2:
4/30/2007	10.00	-	(7)	.36		.36	10.36	3.60	430	1.88	.26	(.02)
Class R-3:
4/30/2007	10.00	.01		.36		.37	10.37	3.70	74	2.19	.16	.08
Class R-4:
4/30/2007	10.00	.01		.36		.37	10.37	3.70	149	1.67	.08	.10
Class R-5:
4/30/2007	10.00	.04		.34		.38	10.38	3.80	10.59		.01	.35

American Funds 2040 Target Date Retirement Fund
Class A:
4/30/2007	$10.00	$.02		$.36		$.38	$10.38	3.80%	$6,943.49%		.09%	.16%
Class R-1:
4/30/2007	10.00	-	(7)	.36		.36	10.36	3.60	38.81		.26	.05
Class R-2:
4/30/2007	10.00	-	(7)	.36		.36	10.36	3.60	762.77		.26	-	(8)
Class R-3:
4/30/2007	10.00	-	(7)	.37		.37	10.37	3.70	871.70		.16	(.01)
Class R-4:
4/30/2007	10.00	.01		.37		.38	10.38	3.80	654.76		.08	.10
Class R-5:
4/30/2007	10.00	.02		.37		.39	10.39	3.90	160.51		.01	.19

American Funds 2035 Target Date Retirement Fund
Class A:
4/30/2007	$10.00	$.02		$.37		$.39	$10.39	3.90%	$10,277.42%		.09%	.16%
Class R-1:
4/30/2007	10.00	-	(7)	.37		.37	10.37	3.70	59.67		.26	(.03)
Class R-2:
4/30/2007	10.00	-	(7)	.37		.37	10.37	3.70	2,076.81		.26	(.05)
Class R-3:
4/30/2007	10.00	.01		.37		.38	10.38	3.80	529.61		.16	.10
Class R-4:
4/30/2007	10.00	.01		.38		.39	10.39	3.90	507.65		.08	.06
Class R-5:
4/30/2007	10.00	.02		.38		.40	10.40	4.00	65.42		.01	.20

American Funds 2030 Target Date Retirement Fund
Class A:
4/30/2007	$10.00	$.02		$.36		$.38	$10.38	3.80%	$14,688.31%		.09%	.21%
Class R-1:
4/30/2007	10.00	(.01)		.37		.36	10.36	3.60	193.65		.26	(.06)
Class R-2:
4/30/2007	10.00	-	(7)	.36		.36	10.36	3.60	2,408.73		.26	(.02)
Class R-3:
4/30/2007	10.00	.01		.36		.37	10.37	3.70	1,532.48		.16	.08
Class R-4:
4/30/2007	10.00	.01		.37		.38	10.38	3.80	1,790.51		.08	.09
Class R-5:
4/30/2007	10.00	.03		.36		.39	10.39	3.90	88.45		.01	.25

American Funds 2025 Target Date Retirement Fund
Class A:
4/30/2007	$10.00	$.02		$.36		$.38	$10.38	3.80%	$20,139.31%		.09%	.19%
Class R-1:
4/30/2007	10.00	-	(7)	.36		.36	10.36	3.60	213.55		.26	-	(8)
Class R-2:
4/30/2007	10.00	-	(7)	.36		.36	10.36	3.60	2,045.53		.26	-	(8)
Class R-3:
4/30/2007	10.00	.01		.36		.37	10.37	3.70	2,471.35		.16	.13
Class R-4:
4/30/2007	10.00	.02		.35		.37	10.37	3.70	1,583.41		.08	.16
Class R-5:
4/30/2007	10.00	.03		.35		.38	10.38	3.80	55.47		.01	.34

American Funds 2020 Target Date Retirement Fund
Class A:
4/30/2007	$10.00	$.03		$.34		$.37	$10.37	3.70%	$32,331.26%		.09%	.26%
Class R-1:
4/30/2007	10.00	-	(7)	.35		.35	10.35	3.50	373.55		.26	.01
Class R-2:
4/30/2007	10.00	-	(7)	.35		.35	10.35	3.50	3,308.50		.26	.04
Class R-3:
4/30/2007	10.00	.01		.35		.36	10.36	3.60	3,650.39		.16	.11
Class R-4:
4/30/2007	10.00	.02		.35		.37	10.37	3.70	1,430.35		.08	.22
Class R-5:
4/30/2007	10.00	.04		.34		.38	10.38	3.80	17.35		.01	.42

American Funds 2015 Target Date Retirement Fund
Class A:
4/30/2007	$10.00	$.04		$.31		$.35	$10.35	3.50%	$30,660.27%		.09%	.38%
Class R-1:
4/30/2007	10.00	.01		.32		.33	10.33	3.30	408.69		.26	.06
Class R-2:
4/30/2007	10.00	.01		.32		.33	10.33	3.30	2,617.51		.26	.12
Class R-3:
4/30/2007	10.00	.03		.31		.34	10.34	3.40	2,492.40		.16	.26
Class R-4:
4/30/2007	10.00	.04		.31		.35	10.35	3.50	780.25		.08	.43
Class R-5:
4/30/2007	10.00	.04		.32		.36	10.36	3.60	95.39		.01	.42

American Funds 2010 Target Date Retirement Fund
Class A:
4/30/2007	$10.00	$.05		$.30		$.35	$10.35	3.50%	$25,088.27%		.09%	.48%
Class R-1:
4/30/2007	10.00	.04		.29		.33	10.33	3.30	324.38		.26	.43
Class R-2:
4/30/2007	10.00	.02		.31		.33	10.33	3.30	5,183.59		.26	.17
Class R-3:
4/30/2007	10.00	.03		.31		.34	10.34	3.40	1,653.55		.16	.25
Class R-4:
4/30/2007	10.00	.04		.31		.35	10.35	3.50	2,952.34		.08	.41
Class R-5:
4/30/2007	10.00	.04		.32		.36	10.36	3.60	5,565.20		.01	.36

Portfolio turnover rate for all classes of shares	For the period ended 4/30/2007(1)
2050 Fund	-%	(9)
2045 Fund	-
2040 Fund	3
2035 Fund	-
2030 Fund	1
2025 Fund	2
2020 Fund	-
2015 Fund	-
2010 Fund	-	(9)

(1) Based on operations from 2/1/2007, commencement of operations, through 4/30/2007, and, accordingly, is not representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During the period shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses for all share classes.
In addition, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.
(5) Amounts in this column are not annualized.
(6) This column does not include expenses of the underlying funds in which each fund invests. Disclosed below are the effective expense ratios (not annualized) for each fund and class.
These ratios include each class's actual expense ratio reported above combined with the weighted average expense ratio of the underlying funds for the period presented.
See pages 28 to 30 for further information regarding fees and expenses.

	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
2050 Fund	.19%	.36%	.36%	.26%	.18%	.11%
2045 Fund	.19	.36	.36	.26	.18	.11
2040 Fund	.19	.36	.36	.26	.18	.11
2035 Fund	.19	.36	.36	.26	.18	.11
2030 Fund	.19	.36	.36	.26	.18	.11
2025 Fund	.19	.36	.36	.26	.18	.11
2020 Fund	.19	.36	.36	.26	.18	.11
2015 Fund	.19	.36	.36	.26	.18	.10
2010 Fund	.19	.35	.36	.25	.17	.10

(7) Amount less than $.01.
(8) Amount less than .01%.
(9) Amount less than 1%.

See Notes to Financial Statements

Expense example
  unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value	Ending account value 4/30/2007	Expenses paid during period	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,037.00	$.91	.37%	$1.96	.80%
Class A -- assumed 5% return	1,000.00	1,022.96	1.86	.37	4.01	.80
Class R-1 -- actual return	1,000.00	1,035.00	2.62	1.07	3.68	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.50	1.50
Class R-2 -- actual return	1,000.00	1,035.00	2.65	1.08	3.70	1.51
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.55	1.51
Class R-3 -- actual return	1,000.00	1,036.00	1.60	.65	2.65	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.41	1.08
Class R-4 -- actual return	1,000.00	1,037.00	.79	.32	1.84	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.21	1.61	.32	3.76	.75
Class R-5 -- actual return	1,000.00	1,038.00	.05	.02	1.11	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.26	.45
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,037.00	$.91	.37%	$1.96	.80%
Class A -- assumed 5% return	1,000.00	1,022.96	1.86	.37	4.01	.80
Class R-1 -- actual return	1,000.00	1,036.00	2.63	1.07	3.68	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.50	1.50
Class R-2 -- actual return	1,000.00	1,036.00	2.65	1.08	3.71	1.51
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.55	1.51
Class R-3 -- actual return	1,000.00	1,037.00	1.60	.65	2.65	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.41	1.08
Class R-4 -- actual return	1,000.00	1,037.00	.79	.32	1.84	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.21	1.61	.32	3.76	.75
Class R-5 -- actual return	1,000.00	1,038.00	.05	.02	1.11	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.26	.45
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,038.00	$.91	.37%	$1.97	.80%
Class A -- assumed 5% return	1,000.00	1,022.96	1.86	.37	4.01	.80
Class R-1 -- actual return	1,000.00	1,036.00	2.63	1.07	3.68	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.50	1.50
Class R-2 -- actual return	1,000.00	1,036.00	2.65	1.08	3.71	1.51
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.55	1.51
Class R-3 -- actual return	1,000.00	1,037.00	1.60	.65	2.65	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.41	1.08
Class R-4 -- actual return	1,000.00	1,038.00	.79	.32	1.84	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.21	1.61	.32	3.76	.75
Class R-5 -- actual return	1,000.00	1,039.00	.05	.02	1.11	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.26	.45
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,039.00	$.91	.37%	$1.97	.80%
Class A -- assumed 5% return	1,000.00	1,022.96	1.86	.37	4.01	.80
Class R-1 -- actual return	1,000.00	1,037.00	2.63	1.07	3.68	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.50	1.50
Class R-2 -- actual return	1,000.00	1,037.00	2.65	1.08	3.71	1.51
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.55	1.51
Class R-3 -- actual return	1,000.00	1,038.00	1.60	.65	2.65	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.41	1.08
Class R-4 -- actual return	1,000.00	1,039.00	.79	.32	1.84	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.21	1.61	.32	3.76	.75
Class R-5 -- actual return	1,000.00	1,040.00	.05	.02	1.11	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.26	.45
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,038.00	$.91	.37%	$1.97	.80%
Class A -- assumed 5% return	1,000.00	1,022.96	1.86	.37	4.01	.80
Class R-1 -- actual return	1,000.00	1,036.00	2.63	1.07	3.68	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.50	1.50
Class R-2 -- actual return	1,000.00	1,036.00	2.65	1.08	3.71	1.51
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.55	1.51
Class R-3 -- actual return	1,000.00	1,037.00	1.60	.65	2.65	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.41	1.08
Class R-4 -- actual return	1,000.00	1,038.00	.79	.32	1.84	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.21	1.61	.32	3.76	.75
Class R-5 -- actual return	1,000.00	1,039.00	.05	.02	1.11	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.26	.45
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,038.00	$.91	.37%	$1.94	.79%
Class A -- assumed 5% return	1,000.00	1,022.96	1.86	.37	3.96	.79
Class R-1 -- actual return	1,000.00	1,036.00	2.63	1.07	3.66	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.45	1.49
Class R-2 -- actual return	1,000.00	1,036.00	2.65	1.08	3.68	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.50	1.50
Class R-3 -- actual return	1,000.00	1,037.00	1.60	.65	2.63	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.36	1.07
Class R-4 -- actual return	1,000.00	1,037.00	.79	.32	1.82	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.21	1.61	.32	3.71	.74
Class R-5 -- actual return	1,000.00	1,038.00	.05	.02	1.08	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.21	.44
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,037.00	$.91	.37%	$1.94	.79%
Class A -- assumed 5% return	1,000.00	1,022.96	1.86	.37	3.96	.79
Class R-1 -- actual return	1,000.00	1,035.00	2.62	1.07	3.66	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.45	1.49
Class R-2 -- actual return	1,000.00	1,035.00	2.65	1.08	3.68	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.50	1.50
Class R-3 -- actual return	1,000.00	1,036.00	1.60	.65	2.63	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.36	1.07
Class R-4 -- actual return	1,000.00	1,037.00	.79	.32	1.82	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.21	1.61	.32	3.71	.74
Class R-5 -- actual return	1,000.00	1,038.00	.05	.02	1.08	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.21	.44
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,035.00	$.91	.37%	$1.91	.78%
Class A -- assumed 5% return	1,000.00	1,022.96	1.86	.37	3.91	.78
Class R-1 -- actual return	1,000.00	1,033.00	2.62	1.07	3.63	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.40	1.48
Class R-2 -- actual return	1,000.00	1,033.00	2.65	1.08	3.65	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.45	1.49
Class R-3 -- actual return	1,000.00	1,034.00	1.59	.65	2.60	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.31	1.06
Class R-4 -- actual return	1,000.00	1,035.00	.79	.32	1.79	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.21	1.61	.32	3.66	.73
Class R-5 -- actual return	1,000.00	1,036.00	.05	.02	1.06	.43
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.16	.43

American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,035.00	$.91	.37%	$1.89	.77%
Class A -- assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class R-1 -- actual return	1,000.00	1,033.00	2.62	1.07	3.60	1.47
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.35	1.47
Class R-2 -- actual return	1,000.00	1,033.00	2.65	1.08	3.63	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.40	1.48
Class R-3 -- actual return	1,000.00	1,034.00	1.59	.65	2.57	1.05
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.26	1.05
Class R-4 -- actual return	1,000.00	1,035.00	.79	.32	1.77	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.21	1.61	.32	3.61	.72
Class R-5 -- actual return	1,000.00	1,036.00	.05	.02	1.03	.42
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

The period for the “annualized expense ratio” and first line of each share class is 2/1/2007, commencement of operations, through 4/30/2007. The second line of each share class is based on 181 days.

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

The "effective annualized expense ratio" reflects the annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Approval of Investment Advisory and Service Agreement

The funds’ board, including the independent board members, has approved the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial one-year term through January 31, 2008. The board determined that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board took into account information furnished throughout the year, with respect to the other American Funds and CRMC, as well as information prepared specifically in connection with the board’s review of the agreement based on advice of independent counsel. The board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance, distribution and shareholder services provided by CRMC to the funds under the agreement and other agreements as well as the benefits to fund shareholders from investing in funds that are part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC should benefit the funds and their shareholders.

2. Investment objectives and policies

The board considered the manner in which CRMC proposes to manage the funds to achieve their investment objectives, the proposed investment policies and restrictions of the funds and the investment results of those underlying CRMC-managed funds in which the funds invest.

3. Advisory fees and total expenses

The board compared the advisory fees of the funds to those of other relevant funds and reviewed the funds’ anticipated total expense levels, which expenses included the fees and expenses of the underlying funds that the funds would incur as investors in the underlying funds. The board noted CRMC’s waiver of the funds’ entire advisory fee payable under the agreement and that CRMC has committed not to remove that waiver without board approval. The board concluded that the funds’ cost structure was fair and reasonable in relation to the services to be provided, and that the funds’ shareholders should receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources relating to investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs of maintaining and expanding services and capabilities, responding to industry and regulatory developments and attracting and retaining qualified personnel. They noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets. The board also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board noted the importance of CRMC’s profitability for maintaining its independence, company culture and management continuity. The board concluded that the funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th floor
San Francisco, CA 94105-3441

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Target Date Retirement Series. This and other important information is contained in the series prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
    Emphasis on long-term growth through stocks
    AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
    Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
    Emphasis on long-term growth and current income through stocks and bonds
    American Balanced Fund®

• Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
    Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-850-0607P

Litho in USA RCG/INS/9802-S9788

Printed on recycled paper

ITEM 2 - Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: July 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: July 6, 2007

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and Principal Financial Officer

Date: July 6, 2007